Consolidated Statements of Changes in Shareholders’ Equity - USD ($)	Class A Common Stock Common Stock	Class A Common Stock	Class B common stock Common Stock	Class B common stock	Additional Paid-in Capital	Statutory Reserve	Accumulated Deficit	Accumulated Other Comprehensive Income (Loss)	Total
Balance at Jun. 30, 2021	$ 799,499		$ 612,720		$ 14,600,143	$ 538,750	$ (9,364,684)	$ 226,865	$ 7,413,293
Balance (in Shares) at Jun. 30, 2021	4,996,874		3,829,500
Employee common share options					54,171				54,171
Net income for the year							2,569,810		2,569,810
Appropriation to statutory reserve						85,347	(85,347)
Effect of termination of the VIE					(155,101)		(205,249)		(360,350)
Foreign currency translation adjustment								817,991	817,991
Balance at Jun. 30, 2022	$ 799,499		$ 612,720		14,499,213	624,097	(7,085,470)	1,044,856	$ 10,494,915
Balance (in Shares) at Jun. 30, 2022	4,996,874	4,996,874	3,829,500	3,829,500					8,826,374	[1]
Employee common share options					102,783				$ 102,783
Net income for the year							1,751,170		1,751,170
Foreign currency translation adjustment								(1,238,224)	(1,238,224)
Issuance of new shares	$ 240,000				4,193,552				4,433,552
Issuance of new shares (in Shares)	1,500,000
Balance at Jun. 30, 2023	$ 1,039,499		$ 612,720		$ 18,795,548	$ 624,097	$ (5,334,300)	$ (193,368)	$ 15,544,196
Balance (in Shares) at Jun. 30, 2023	6,496,874	6,496,874	3,829,500	3,829,500					10,326,374	[1]

[1]	Retrospectively restated for effect of 1-for-4 reverse split on November 2020 and 1-for-2 reverse split on August 8, 2022 of the ordinary shares, see Note 16.